GEOGRAPHIC AND CUSTOMER INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
GEOGRAPHIC AND CUSTOMER INFORMATION
NOTE 15:-	GEOGRAPHIC AND CUSTOMER INFORMATION

a.	Geographic information:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location where the customers accept delivery of the products and services:

	Year ended December 31,
	2021	2020	2019

Europe, Middle East and Africa (*)	$2,570	$3,803	$1,105
Asia Pacific	538	1,078	182
North America (**)	2,358	(14,245)	288

	$5,466	$(9,364)	$1,575

(*)	Include revenues from Germany in the amount of $2,491, $3,635 and $983 in the years ended December 31, 2021, 2020 and 2019, respectively.

(**)	Include revenues from United States only. During the year ended December 31, 2020, a reduction of revenue in the amount of $14,800 was recorded (see also Note 2i).

b.	The Company's long-lived assets (property and equipment, net) are located as follows:

	Year ended December 31,
	2021	2020

Israel	$14,341	$13,053
United States	40	74
Germany	29	34
Belarus	92	84

	$14,502	$13,245

c.	Customers accounted for over 10% of revenue:

As of December 31, 2021, the Company had one customer that accounted for 82% of revenues.

As of December 31, 2020, the Company had three customers that accounted for 51%, 22% and 10% of revenues (excluding the reduction of revenues of issuance of Preferred C-1 Shares).

As of December 31, 2019, the company had one customer that accounted for 64% of revenues